Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable:
Trade	$ 216,941	$ 243,745
Other	31,332	30,879
Accounts payable	248,273	274,624
Accrued liabilities:
Payroll and employee benefit costs	48,267	48,148
Other	109,767	92,552
Accrued liabilities	$ 158,034	$ 140,700